Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Sep. 29, 2012	Oct. 01, 2011
Current assets:
Cash and cash equivalents	$ 32	$ 87	$ 42
Accounts receivable	396	455	543
Inventories	551	535	578
Deferred income taxes	185	114	62
Prepaid expenses and other current assets	31	42	30
Total current assets	1,195	1,233	1,255
Property, plant and equipment	1,223	1,216	1,250
Goodwill, intangible assets and deferred costs	2,620	2,636	2,704
Other assets	12	21	8
Total assets	5,050	5,106	5,217
Current liabilities:
Accounts payable	285	306	352
Accrued expenses and other current liabilities	385	300	286
Current portion of long-term debt	43	40	46
Total current liabilities	713	646	684
Long-term debt, less current portion	3,932	4,431	4,581
Deferred income taxes	381	315	233
Other long-term liabilities	337	166	170
Total liabilities	5,363	5,558	5,668
Commitments and contingencies
Redeemable shares		23	16
Stockholders' equity (deficit):
Common stock, value	1	1	1
Paid-in capital	300	131	142
Notes receivable-common stock	(2)	(2)	(2)
Non controlling interest	3	3	3
Accumulated deficit	(571)	(561)	(563)
Accumulated other comprehensive loss	(44)	(47)	(48)
Total stockholders' equity (deficit)	(313)	(475)	(467)
Total liabilities and stockholders' equity (deficit)	$ 5,050	$ 5,106	$ 5,217